OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other accounts receivable and prepaid expense
	December 31,
	2025	2024

Prepaid expenses	$5,785	$4,335
Government authorities	1,054	969
Accrued interest	90	34
Foreign currency derivative contracts	2,654	584
Grants receivable from the OCS	-	12
Short-term lease deposits	136	124
Others	187	259

	$9,906	$6,317